Long Term Deposit	12 Months Ended
Nov. 30, 2023
Long Term Deposit [Abstract]
LONG TERM DEPOSIT
5.	LONG TERM DEPOSIT

Long term Deposit consist of the following:

	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Rental deposit	—	265,980	34,058
Total	—	265,980	34,058

Long term deposit is a prepayment of deposit for a time of more than twelve months. The long-term deposit identified for year ended November 30, 2023 were HKD 265,980, which represented the rental deposit for our new office premises.